RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Gross loans and finance leases	$ 220,323,483	$ 191,409,730
Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	37,742,851	30,626,679
Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	83,042,659	70,361,863
Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	68,914,469	70,364,559
Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	30,623,504	20,056,629
Commercial Loans
RISK MANAGEMENT
Gross loans and finance leases	114,911,843	98,659,287
Commercial Loans | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	34,695,533	28,123,513
Commercial Loans | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	46,230,960	41,771,863
Commercial Loans | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	32,314,993	28,572,265
Commercial Loans | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	1,670,357	191,646
Commercial Loans | Corporate
RISK MANAGEMENT
Gross loans and finance leases	60,920,083	51,884,404
Commercial Loans | Corporate | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	17,124,666	13,684,065
Commercial Loans | Corporate | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	22,523,964	20,537,590
Commercial Loans | Corporate | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	19,979,836	17,508,451
Commercial Loans | Corporate | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	1,291,617	154,298
Commercial Loans | SME
RISK MANAGEMENT
Gross loans and finance leases	15,010,566	13,249,336
Commercial Loans | SME | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	3,946,269	3,391,411
Commercial Loans | SME | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	8,296,746	7,109,643
Commercial Loans | SME | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	2,425,844	2,728,364
Commercial Loans | SME | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	341,707	19,918
Commercial Loans | Others
RISK MANAGEMENT
Gross loans and finance leases	38,981,194	33,525,547
Commercial Loans | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	13,624,598	11,048,037
Commercial Loans | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	15,410,250	14,124,630
Commercial Loans | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	9,909,313	8,335,450
Commercial Loans | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	37,033	17,430
Consumer loans
RISK MANAGEMENT
Gross loans and finance leases	48,363,040	41,055,939
Consumer loans | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	1,066,641	765,768
Consumer loans | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	28,018,402	20,447,636
Consumer loans | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	15,283,421	19,167,121
Consumer loans | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	3,994,576	675,414
Consumer loans | Credit card
RISK MANAGEMENT
Gross loans and finance leases	8,910,716	7,610,590
Consumer loans | Credit card | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	328,066	136,020
Consumer loans | Credit card | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	7,500,460	2,239,661
Consumer loans | Credit card | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	992,408	5,234,909
Consumer loans | Credit card | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	89,782
Consumer loans | Vehicle
RISK MANAGEMENT
Gross loans and finance leases	4,595,726	3,929,299
Consumer loans | Vehicle | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	48,381	59,748
Consumer loans | Vehicle | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	2,048,490	1,869,431
Consumer loans | Vehicle | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	1,905,002	1,999,959
Consumer loans | Vehicle | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	593,853	161
Consumer loans | Payroll loans
RISK MANAGEMENT
Gross loans and finance leases	9,307,057	7,879,427
Consumer loans | Order of payment
RISK MANAGEMENT
Gross loans and finance leases	9,307,057	7,879,427
Consumer loans | Order of payment | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	54,864	56,970
Consumer loans | Order of payment | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	1,407,000	1,727,593
Consumer loans | Order of payment | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	5,005,482	5,765,310
Consumer loans | Order of payment | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	2,839,711	329,554
Consumer loans | Others
RISK MANAGEMENT
Gross loans and finance leases	25,549,541	21,636,623
Consumer loans | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	635,330	513,030
Consumer loans | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	17,062,452	14,610,951
Consumer loans | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	7,380,529	6,166,943
Consumer loans | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	471,230	345,699
Mortgages
RISK MANAGEMENT
Gross loans and finance leases	30,646,787	25,959,112
Mortgages | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	70,037	50,830
Mortgages | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	1,027,396	722,804
Mortgages | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	7,950,061	8,468,455
Mortgages | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	21,599,293	16,717,023
Mortgages | VIS
RISK MANAGEMENT
Gross loans and finance leases	9,286,304	7,384,737
Mortgages | VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	18,566	9,161
Mortgages | VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	231,344	182,405
Mortgages | VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	1,691,105	1,599,498
Mortgages | VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	7,345,289	5,593,673
Mortgages | Non-VIS
RISK MANAGEMENT
Gross loans and finance leases	21,360,483	18,574,375
Mortgages | Non-VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	51,471	41,669
Mortgages | Non-VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	796,052	540,399
Mortgages | Non-VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	6,258,956	6,868,957
Mortgages | Non-VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	14,254,004	11,123,350
Financial Leases
RISK MANAGEMENT
Gross loans and finance leases	25,119,628	24,503,317
Financial Leases | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	1,727,484	1,471,148
Financial Leases | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	7,121,356	6,626,997
Financial Leases | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	13,160,512	13,933,395
Financial Leases | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	3,110,276	2,471,777
Small Business Loans
RISK MANAGEMENT
Gross loans and finance leases	1,282,185	1,232,075
Small Business Loans | Less than 1 year
RISK MANAGEMENT
Gross loans and finance leases	183,156	215,420
Small Business Loans | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and finance leases	644,545	792,563
Small Business Loans | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and finance leases	205,482	223,323
Small Business Loans | Greater than 15 years
RISK MANAGEMENT
Gross loans and finance leases	$ 249,002	$ 769